RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 7,712,532		$ 1,061,279	¥ 3,091,290
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	96,875	$ 13,330
Annual rental expense	1,200,000	160,000
Rights of use lease assets, net	1,769,840		243,538	335,976
Operating lease liabilities	2,111,090		$ 290,496	¥ 335,976
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,504
Lessee, Operating Lease, Period of Contract	April 1, 2024 - March 31, 2026	April 1, 2024 - March 31, 2026
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 33,250	$ 4,575
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 23,625	$ 3,251
Lessee, Operating Lease, Period of Contract	January 1, 2024 - Dec 31, 2025	January 1, 2024 - Dec 31, 2025